Debt Obligations (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt Obligations
The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, net, as of June 30, 2019 and December 31, 2018, is summarized below (in thousands):

	June 30, 2019	December 31, 2018
As to interest rate:(1)
Fixed-rate debt	$2,111,985	$2,216,669
Variable-rate debt	331,410	244,769
Total	$2,443,395	$2,461,438
As to collateralization:
Unsecured debt	$1,918,410	$1,931,769
Secured debt	524,985	529,669
Total	$2,443,395	$2,461,438

(1)	Includes the effects of derivative financial instruments (see Notes 9 and 15).

The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of December 31, 2018 and 2017 (in thousands):

	Interest Rate(1)	2018	2017
Revolving credit facility	3.86%	$73,359	$61,569
Term loans	2.06%-4.59%	1,858,410	1,140,000
Secured loan facilities	3.52%	195,000	370,000
Mortgages and other	3.45%-7.91%	334,669	246,217
Assumed market debt adjustments, net		(4,571)	5,254
Deferred financing expenses, net		(18,041)	(16,042)
Total		$2,438,826	$1,806,998

(1)	Interest rates are as of December 31, 2018.

Schedule of Long-term Debt Instruments, Alternative
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of June 30, 2019 and December 31, 2018 (dollars in thousands):

	Interest Rate(1)	June 30, 2019	December 31, 2018
Revolving credit facility(2)	LIBOR + 1.40%	$—	$73,359
Term loans	2.06%-4.59%	1,918,410	1,858,410
Secured portfolio loan facility	3.52%	195,000	195,000
Mortgages	3.45%-7.91%	329,404	334,117
Finance lease liability		581	552
Assumed market debt adjustments, net		(3,841)	(4,571)
Deferred financing expenses, net		(16,149)	(18,041)
Total		$2,423,405	$2,438,826

(1)	Interest rates are as of June 30, 2019.

(2)
The gross borrowings and payments under our revolving credit facility were $105.6 million and $179.0 million, respectively, during the six months ended June 30, 2019. The gross borrowings and payments under our revolving credit facility were $151.0 million and $166.0 million, respectively, during the six months ended June 30, 2018.

The allocation of total debt between fixed-rate and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing expenses, as of December 31, 2018 and 2017, is summarized below (in thousands):

	2018	2017
As to interest rate:(1)
Fixed-rate debt	$2,216,669	$1,608,217
Variable-rate debt	244,769	209,569
Total	$2,461,438	$1,817,786
As to collateralization:
Unsecured debt	$1,931,769	$1,202,476
Secured debt	529,669	615,310
Total	$2,461,438	$1,817,786

Schedule of Maturities of Long-Term Debt
Below is our maturity schedule with the respective principal payment obligations, excluding market debt adjustments and deferred financing expenses (in thousands):

	2019	2020	2021	2022	2023	Thereafter	Total
Revolving credit facility	$—	$—	$73,359	$—	$—	$—	$73,359
Term loans	—	170,910	125,000	375,000	300,000	887,500	1,858,410
Secured debt	9,523	9,999	87,688	61,903	79,570	280,986	529,669
Total	$9,523	$180,909	$286,047	$436,903	$379,570	$1,168,486	$2,461,438